OTHER LOSSES - Narrative (Details) $ in Thousands, XOF in Billions				6 Months Ended	12 Months Ended
	Jan. 08, 2025	Oct. 12, 2024 USD ($)	Oct. 12, 2024 XOF	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XOF	Dec. 31, 2025 XOF
Sadiola Mine
Disclosure of other losses [Line Items]
Percentage of ownership interests					80.00%	80.00%	80.00%
Sadiola Mine | Government of Mali
Disclosure of other losses [Line Items]
Percentage of non-controlling ownership interests					20.00%
Payment related to the definitive protocol agreement		$ 68,100	XOF 40
Settlement of certain tax and other obligations		$ 4,900
Expected final payment				$ 115,200	$ 42,200			XOF 25
Current income tax expense					$ 163,006	$ 55,107
Value added tax receivables impairment						27,200	XOF 16
Sadiola mine
Disclosure of other losses [Line Items]
Current income tax expense				$ 37,300
Value added tax receivables impairment						$ 27,200
Korali-Sud
Disclosure of other losses [Line Items]
Percentage of ownership interests	65.00%					100.00%	100.00%
Korali-Sud | Government of Mali
Disclosure of other losses [Line Items]
Percentage of non-controlling ownership interests	35.00%